Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	Property and Equipment, Net
The Company accounts for property and equipment at historical cost less accumulated depreciation. See Note 2 for a summary of the Company’s policies relating to property and equipment.
Property and equipment, net, consist of the following:

(in thousands)	Useful lives	June 30, 2022	December 31, 2021
Computers and software	60 months	$1,233	$961
Office furniture	80 months	531	343
Leasehold improvements	Shorter of lease term or estimated useful life	4,706	3,387
Medical equipment	60 months	981	805
Construction in progress		1,011	518
Finance lease ROU assets	Shorter of lease term or estimated useful life	205	162
Less: accumulated depreciation		(2,653)	(1,984)
Total property and equipment, net		$6,014	$4,192
Depreciation expense for the three months ended June 30, 2022 and 2021 was $359 and $173, respectively. Depreciation expense for the six months ended June 30, 2022 and 2021 was $673 and $338, respectively.
Property and Equipment, Net
The Company accounts for property and equipment at historical cost less accumulated depreciation. See Note 2 for a summary of the Company’s policies relating to property and equipment.
Property and equipment, net, consist of the following:

(in thousands)	Useful lives	December 31, 2021	December 31, 2020
Computers and software	60 months	$961	$423
Office furniture	80 months	343	271
Leasehold improvements	Shorter of lease term or estimated useful life	3,387	1,685
Medical equipment	60 months	805	515
Construction in progress		518	205
Equipment capital lease assets	Shorter of lease term or estimated useful life	162	163
Less: accumulated depreciation		(1,984)	(1,158)
Total property and equipment, net		$4,192	$2,104
Depreciation expense for the years ended December 31, 2021 and 2020 was $826 and $691, respectively.